EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Jun. 03, 2022	Feb. 24, 2022	Jul. 19, 2021	Apr. 15, 2021	Jan. 20, 2021	Dec. 18, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 26, 2017	Jul. 11, 2016
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized							100,000,000	100,000,000			100,000,000	15,000,000
Common stock, par value							$ 0.002	$ 0.002			$ 0.002	$ 0.002
Common stock, shares issued							39,274,259	29,624,814			15,000,000
Common stock, shares outstanding							39,274,259	29,624,814			15,000,000
Proceeds from Issuance of Warrants							$ 4,444,136
Number of shares issued, value								$ 387,500
Weighted average exercise price							$ 1.50	$ 1.50	$ 1.50	$ 1.50
Statutory reserve description							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital
Allocation to statutory reserve								$ 99,727
Restricted reserve							$ 291,443	$ 291,443
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Warrants					$ 5,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised							1,727,565
Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share					$ 2.70
Warrants to purchase common stock	2,181.81				1,727,565
Warrants exercise price	$ 4.20
Securities Purchase Agreement [Member] | Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share					$ 276,410
Warrants to purchase common stock			174,249		2.70
Warrants exercise price			$ 1.82
Public Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue						500,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue							2,632,478
Weighted average exercise price							$ 3.88
Warrants term							2 years 8 months 19 days
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding							30,205,259	20,555,814
Common Class A [Member] | Real Miracle Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				250,000
Number of shares issued, value				$ 387,500
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share	$ 3.30	$ 2.88	$ 1.82		$ 2.15
Number of shares issuance of sales	3,636,365	1,966,251	2,178,120		3,455,130
Proceeds from sale of common shares	$ 10,900,000	$ 4,700,000	$ 3,500,000		$ 6,600,000
Common Class A [Member] | Public Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock						500,000
Percentage for common stock sold for offering						5.00%
Warrants term						3 years
Warrants exercise price						$ 6.25
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding							9,069,000	9,069,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, shares						10,913,631
Shares issued price per share						$ 5.00
Gross from initial public offering						$ 54,600,000
Proceeds from initial public offering						50,200,000
Proceeds from sale of common shares						$ 50,200,000